Cash Distributions and Earnings per Unit - Schedule of Earnings per Unit, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income	$ 167,919	$ 69,947	$ 274,263	$ 111,674
Income attributable to:
Common Unitholders	$ 164,393	$ 68,478	$ 268,504	$ 109,329
Earnings per unit basic:	$ 5.78	$ 2.34	$ 9.42	$ 3.72
Earnings per unit diluted:	$ 5.78	$ 2.34	$ 9.42	$ 3.72
Limited Partner [Member]
Income attributable to:
Common Unitholders	$ 164,393	$ 68,478	$ 268,504	$ 109,329
Weighted average units outstanding basic	28,426,340	29,233,736	28,501,957	29,404,831
Earnings per unit basic:	$ 5.78	$ 2.34	$ 9.42	$ 3.72
Weighted average units outstanding diluted	28,426,340	29,233,736	28,501,957	29,404,831
Earnings per unit diluted:	$ 5.78	$ 2.34	$ 9.42	$ 3.72
Earnings per unit distributed basic:	0.06	0.05	0.12	0.1
Earnings per unit distributed diluted:	$ 0.06	$ 0.05	$ 0.12	$ 0.1